Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Research and Development Expenses [Abstract]
Schedule of Research and Development Expenses

Composition:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2025	2024	2023

Payroll and related benefits (including share-based compensation)	5,634	5,436	5,395
Materials, subcontracted work and consulting	689	734	1,593
Clinical trials	355	181	436
Others	755	745	849
	7,433	7,096	8,273